Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Inventories [Abstract]
Work in progress and others	$ 1,123	$ 1,018
Raw materials and supplies	592	649
Inventory reserves	(134)	(90)
Total	$ 1,581	$ 1,577